Contingencies - Additional Information (Detail) $ in Millions	Jun. 30, 2026 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Accrual for disclosed loss contingencies, current, ending balance	$ 553
Amount not accrued for estimated maximum losses for disclosed loss contingencies	$ 400